Leases - (Balance Sheet Amount Relating to Leases) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets
Right-of-use assets	¥ 410,801,000	¥ 343,860,000
Lease liabilities
Current	9,352,000	11,450,000
Non-current	3,119,000	10,593,000
Lease liabilities	12,471,000	22,043,000
Additions to right-of-use assets	109,238,000	33,980,000	¥ 0
Right-of-use assets generated by the acquisition of a subsidiary	102,283,000
Land use rights [member]
Right-of-use assets
Right-of-use assets	397,808,000	320,212,000
Buildings [member]
Right-of-use assets
Right-of-use assets	11,221,000	22,205,000
Equipment [member]
Right-of-use assets
Right-of-use assets	879,000	168,000
Others [member]
Right-of-use assets
Right-of-use assets	¥ 893,000	¥ 1,275,000